Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2012
Acquisitions and Divestitures
Summary of results of operations

Summarized below are the combined results of operations of our predecessor for the periods presented, on an unaudited pro forma basis, as if the 2010 acquisitions had occurred on January 1, 2010 (in thousands):

	Year ended
	December 31, 2010
	Actual	Pro Forma
Revenue	$139,687	$145,193
Net income (loss)	$22,334	$26,494

Summary of assets acquired and liabilities assumed

The following table summarizes the values assigned to the assets acquired and liabilities assumed for the year ended December 31, 2010 as of the acquisition dates (in thousands):

		Other	Total-2010
	Potato Hills	Acquisitions	Acquisitions
Oil and natural gas properties	$97,488	$7,721	$105,209
Asset retirement obligations assumed	(1,927)	(1,067)	(2,994)
Identifiable net assets	$95,561	$6,654	$102,215